Registration Nos. 333-149913

Investment Company Act File No. 811-5202

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U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐   Pre-Effective Amendment No. ____ ☒   Post-Effective Amendment No. 1

(Check appropriate box or boxes)

THE DREYFUS/LAUREL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

(212) 922-6000

(Area Code and Telephone Number)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices: Number,

Street, City, State, Zip Code)

Michael A. Rosenberg, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

copy to:

David Stephens, Esq.

Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038-4982

An indefinite number of Registrant’s shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

This Post-Effective Amendment consists of the following:

(1) Facing Sheet of the Registration Statement

(2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-149913), filed with the Securities and Exchange Commission (the “SEC”) on March 26, 2008, the definitive versions of which were filed with the SEC on May 5, 2008 pursuant to Rule 497 under the Securities Act of 1933, as amended.

This Post-Effective Amendment is being filed solely for the purpose to file the final tax opinions as Exhibit Nos. 12(a)-(b) to this Registration Statement on Form N-14.

PART C

OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (File No. 33-16338) (the “Registration Statement”), filed July 24, 2008.

Item 16	Exhibits.

(1)(a)	Registrant’s Articles of Incorporation, dated July 31, 1987, are incorporated by reference to Exhibit (1)(a) of Post-Effective Amendment No. 41 to the Registration Statement, filed December 29, 1995.

(1)(b)	Articles Supplementary, dated October 15, 1993, are incorporated by reference to Exhibit (1)(b) of Post-Effective Amendment No. 39 to the Registration Statement, filed September 22, 1995.

(1)(c)	Articles of Amendment, dated March 31, 1994, are incorporated by reference to Exhibit (1)(c) of Post-Effective Amendment No. 41 to the Registration Statement, filed December 29, 1995.

(1)(d)	Articles Supplementary, dated March 31, 1994, are incorporated by reference to Exhibit (1)(d) of Post-Effective Amendment No. 41 to the Registration Statement, filed December 29, 1995.

(1)(e)	Articles Supplementary, dated May 24, 1994, are incorporated by reference to Exhibit (1)(e) of Post-Effective Amendment No. 39 to the Registration Statement, filed September 22, 1995.

(1)(f)	Articles of Amendment, dated October 17, 1994, are incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement, filed December 13, 1994.

(1)(g)	Articles Supplementary, dated December 19, 1994, are incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed December 19, 1994.

(1)(h)	Articles of Amendment, dated June 9, 1995, are incorporated by reference to Exhibit (1)(h) of Post-Effective Amendment No. 39 to the Registration Statement, filed September 22, 1995.

(1)(i)	Articles of Amendment, dated August 30, 1995, are incorporated by reference to Exhibit (1)(i) of Post-Effective Amendment No. 39 to the Registration Statement, filed September 22, 1995.

(1)(j)	Articles Supplementary, dated August 31, 1995, are incorporated by reference to Exhibit (1)(j) of Post-Effective Amendment No. 39 to the Registration Statement, filed September 22, 1995.

(1)(k)	Articles of Amendment, dated October 31, 1995, are incorporated by reference to Exhibit (1)(k) of Post-Effective Amendment No. 41 to the Registration Statement, filed December 29, 1995.

(1)(l)	Articles of Amendment, dated November 22, 1995, are incorporated by reference to Exhibit (1)(l) of Post-Effective Amendment No. 41 to the Registration Statement, filed December 29, 1995.

(1)(m)	Articles of Amendment, dated July 15, 1996, are incorporated by reference to Exhibit (1)(m) of Post-Effective Amendment No. 53 to the Registration Statement, filed August 20, 1997.

(1)(n)	Articles of Amendment, dated February 27, 1997, are incorporated by reference to Exhibit (1)(n) of Post-Effective Amendment No. 53 to the Registration Statement, filed August 20, 1997.

(1)(o)	Articles of Amendment, dated August 13, 1997, are incorporated by reference to Exhibit (1)(o) of Post-Effective Amendment No. 53 to the Registration Statement, filed August 20, 1997.

(1)(p)	Articles of Amendment, dated October 30, 1997, are incorporated by reference to Exhibit (1)(p) of Post-Effective Amendment No. 56 to the Registration Statement, filed November 4, 1997.

(1)(q)	Articles of Amendment, dated March 25, 1998, are incorporated by reference to Exhibit (1)(m) of Post-Effective Amendment No. 62 to the Registration Statement, filed March 31, 1998.

(1)(r)	Articles of Amendment, dated July 30, 1998, are incorporated by reference to Exhibit (a)(18) of Post-Effective Amendment No. 67 to the Registration Statement, filed September 30, 1998.

(1)(s)	Articles Supplementary, dated August 9, 1999, are incorporated by reference to Exhibit (a)(19) of Post-Effective Amendment No. 76 to the Registration Statement, filed February 24, 2000.

(1)(t)	Articles Supplementary, dated March 15, 1999, are incorporated by reference to Exhibit (a)(20) of Post-Effective Amendment No. 76 to the Registration Statement, filed February 24, 2000.

(1)(u)	Articles of Amendment, dated March 15, 1999, are incorporated by reference to Exhibit (a)(21) of Post-Effective Amendment No. 76 to the Registration Statement, filed February 24, 2000.

(1)(v)	Articles of Amendment, dated January 31, 2002, are incorporated by reference to Exhibit (a)(22) of Post-Effective Amendment No. 83 to the Registration Statement, filed April 15, 2002.

(1)(w)	Articles Supplementary, dated January 31, 2002, are incorporated by reference to Exhibit (a)(23) of Post-Effective Amendment No. 83 to the Registration Statement, filed April 15, 2002.

(1)(x)	Articles Supplementary, dated May 12, 2004, are incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 89 to the Registration Statement, filed May 13, 2004.

(1)(y)	Articles Supplementary, dated May 17, 2006, are incorporated by reference to Exhibit (a)(25) of Post-Effective Amendment No. 99 to the Registration Statement, filed June 29, 2006.

(1)(z)	Articles Supplementary, dated June 30, 2006, are incorporated by reference to Exhibit (a)(27) of Post-Effective Amendment No. 108 to the Registration Statement, filed February 27, 2008.

(1)(aa)	Articles Supplementary, dated July 2, 2007, are incorporated by reference to Exhibit (a)(26) of Post-Effective Amendment No. 106 to the Registration Statement, filed December 26, 2007.

(2)	Registrant’s Amended and Restated By-Laws are incorporated by reference to Exhibit (b)(1) of Post-Effective Amendment No. 96 to the Registration Statement, filed February 27, 2006.

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization(1)

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)(a)	Investment Management Agreement, dated October 17, 1994, is incorporated by reference to Exhibit (5)(b) of Post-Effective Amendment No. 41 to the Registration Statement, filed December 29, 1995.

(6)(b)	Assignment and Assumption Agreement, dated November 1, 1995, is incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement, filed December 13, 1994.

(6)(c)

Amended Exhibit A to Investment Management Agreement, dated April 4, 2000, is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 67 to the Registration Statement, filed September 30, 1998.

(7)(a)	Distribution Agreement dated March 22, 2000 is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 87 to the Registration Statement, filed February 27, 2004.

(7)(b)	Forms of Service Agreements are incorporated by reference to Exhibit (e)(3) of Post-Effective Amendment No. 103 to the Registration Statement, filed February 28, 2007.

(7)(c)	Forms of Supplemental to Service Agreements are incorporated by reference to Exhibit (e)(4) of Post-Effective Amendment No. 103 to the Registration Statement, filed February 28, 2007.

(8)	Not applicable.

(9)	Form of Custody Agreement is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 79 to the Registration Statement, filed December 12, 2001.

(10)(a)

Amended Rule 18f-3 Plan for Dreyfus Bond Market Index Fund, dated December 31, 1999, is incorporated by reference to Exhibit (n)(2) of Post-Effective Amendment No. 76 to the Registration Statement, filed February 17, 2000.

(10)(b)

Amended and Restated Distribution Plan, effective as of March 22, 2000, for Dreyfus Bond Market Index Fund, is incorporated by reference to Exhibit (m)(1) of Post-Effective Amendment No. 87 to the Registration Statement, filed February 27, 2004.

(11)	Opinion and consent of counsel(1)

(12)(a)	Opinion and consent of counsel regarding tax matters for the Registrant, on behalf of Dreyfus BASIC S&P 500 Stock Index Fund*

(12)(b)	Opinion and consent of counsel regarding tax matters for the Registrant, on behalf of Dreyfus Bond Market Index Fund*

(13)	Not applicable.

(14)	Consent of Independent Registered Public Accounting Firm(1)

(15)	Not applicable.

(16)	Power of Attorney(1)

(17)(a)	Form of Proxy(1)

(17)(b)

The Prospectus and Statement of Additional Information of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 108 to the Registration Statement, filed February 27, 2008 (File No. 33-16338), the definitive versions of which were filed with the SEC on March 4, 2008 pursuant to Rule 497 under the Securities Act of 1933, as amended.

______________________________________________________________________________

*	Filed herewith.

(1)           Incorporated by reference from Registrant’s Registration Statement on Form N-14 (File No. 333-149913), filed with the SEC on March 26, 2008.

Item 17.	Undertakings

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “Securities Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 31st day of October, 2008.

THE DREYFUS/LAUREL FUNDS, INC. By: /s/ J. David Officer* J. David Officer, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ J. David Officer* J. David Officer	President	October 31, 2008
/s/ James Windels* James Windels	Treasurer	October 31, 2008
/s/ Joseph S. DiMartino* Joseph S. DiMartino	Trustee, Chairman of the Board	October 31, 2008
/s/ James M. Fitzgibbons* James M. Fitzgibbons	Trustee	October 31, 2008
/s/ Kenneth A. Himmel* Kenneth A. Himmel	Trustee	October 31, 2008
/s/ Stephen J. Lockwood* Stephen J. Lockwood	Trustee	October 31, 2008
/s/ Roslyn M. Watson* Roslyn M. Watson	Trustee	October 31, 2008
/s/ J. Tomlinson Fort* J. Tomlinson Fort	Trustee	October 31, 2008
/s/ Benaree Pratt Wiley* Benaree Pratt Wiley	Trustee	October 31, 2008

*By: /s/ Jeff Prusnofsky

Jeff Prusnofsky, Attorney-in-fact

Exhibit Index

(12)(a)	Opinion and consent of counsel regarding tax matters for The Dreyfus/Laurel Funds, Inc., on behalf of Dreyfus BASIC S&P 500 Stock Index Fund

(12)(b)	Opinion and consent of counsel regarding tax matters for The Dreyfus/Laurel Funds, Inc., on behalf of Dreyfus Bond Market Index Fund